Other financial liabilities - Disclosure of maturity analysis for non-derivative financial liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease liabilities	€ 2,622	€ 2,856	€ 3,049
Within 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease liabilities	707	690	594
Between 1 and 3 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease liabilities	1,005	933	981
Between 3 and 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease liabilities	454	534	637
Later than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease liabilities	€ 456	€ 699	€ 837